Leases - Right-of-use Assets (Details) $ in Thousands	3 Months Ended
Mar. 31, 2024 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	$ 1,342
Balance – End of period	1,624
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	1,268
Balance – End of period	1,567
Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	74
Balance – End of period	57
Costs
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	5,486
Additions (Amortization)	668
Disposals	236
Effects of foreign exchange	(99)
Balance – End of period	5,819
Costs | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	5,154
Additions (Amortization)	668
Disposals	236
Effects of foreign exchange	(90)
Balance – End of period	5,496
Costs | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	332
Additions (Amortization)	0
Disposals	0
Effects of foreign exchange	(9)
Balance – End of period	323
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(4,144)
Additions (Amortization)	(345)
Disposals	217
Effects of foreign exchange	77
Balance – End of period	(4,195)
Accumulated amortization | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(3,886)
Additions (Amortization)	(335)
Disposals	217
Effects of foreign exchange	75
Balance – End of period	(3,929)
Accumulated amortization | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(258)
Additions (Amortization)	(10)
Disposals	0
Effects of foreign exchange	2
Balance – End of period	$ (266)